UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Stadium Capital Management, LLC
Address:    19785 Village Office Court, Suite 101
            Bend, OR  97702

Form 13F File Number:   028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bradley R. Kent
Title:      Managing Director
Phone:      541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR          February 10, 2009
      [Signature]       [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total:         $  310,466  (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER                     TITLE OF  CUSIP         VALUE X1000 SHARES           INV.    OTHER  VOTING AUTH
                                   CLASS                                                DISC.   MGR
                                                                                                       SOLE        SHR   NONE

***CASH STORE FINANCIAL            COMMON    14756F103            6409     1463589  N    SOLE              1463589   0     0
ACXIOM CORP                        COMMON    005125109           19555     2411205  N    SOLE              2411205   0     0
ADMINISTAFF INC                    COMMON    007094105           16458      759119  N    SOLE               759119   0     0
AMERICAN WOODMARK CORP             COMMON    030506109           12153      666630  N    SOLE               666630   0     0
ATLANTIS GROUP INC CL A            COMMON    049156102               1      695459  N    SOLE               695459   0     0
BIG 5 SPORTING GOODS CORP          COMMON    08915P101           18100     3474013  N    SOLE              3474013   0     0
BLUELINX HOLDINGS INC              COMMON    09624H109            1122      593837  N    SOLE               593837   0     0
BRANDPARTNERS GROUP INC            COMMON    10531R107             115     2863273  N    SOLE              2863273   0     0
BUILDERS FIRSTSOURCE INC           COMMON    12008R107            8191     5353858  N    SOLE              5353858   0     0
CARMIKE CINEMAS INC                COMMON    143436400            2842      778589  N    SOLE               778589   0     0
CGI GROUP INC                      COMMON    39945C109            9765     1251922  N    SOLE              1251922   0     0
COLUMBIA BANCORP ORE               COMMON    197231103              34       16737  N    SOLE                16737   0     0
COMERICA INC                       COMMON    200340107            8101      408108  N    SOLE               408108   0     0
COMMERCIAL VEHICLE GROUP INC       COMMON    202608105            1025     1101773  N    SOLE              1101773   0     0
CPI INTL INC                       COMMON    12618M100            6750      779389  N    SOLE               779389   0     0
DELTEK INC                         COMMON    24784L105             968      208728  N    SOLE               208728   0     0
DESTINATION MATERNITY              COMMON    25065D100            4421      563147  N    SOLE               563147   0     0
DRESS BARN INC                     COMMON    261570105           38838     3616228  N    SOLE              3616228   0     0
FAIR ISAAC & CO INC                COMMON    303250104           11379      674908  N    SOLE               674908   0     0
KENEXA CORPORATION                 COMMON    488879107           20295     2543202  N    SOLE              2543202   0     0
LENDER PROCESSING SVCS INC         COMMON    52602E102            5385      182844  N    SOLE               182844   0     0
MAIDENFORM BRANDS INC              COMMON    560305104            5538      545653  N    SOLE               545653   0     0
NESS TECHNOLOGIES INC              COMMON    64104X108            1721      402217  N    SOLE               402217   0     0
NORTHRIM BANK-ANCHORAGE ALASKA     COMMON    666762109             644       62567  N    SOLE                62567   0     0
OBAGI MEDICAL PRODUCTS INC         COMMON    67423R108            6122      820698  N    SOLE               820698   0     0
PANTRY INC DEL                     COMMON    698657103           18956      883734  N    SOLE               883734   0     0
REGIS CORPORATION                  COMMON    758932107           20957     1442306  N    SOLE              1442306   0     0
RURAL METRO CORP                   COMMON    781748108            4589     2563652  N    SOLE              2563652   0     0
SPSS INC                           COMMON    78462K102           26050      966255  N    SOLE               966255   0     0
TNS INC                            COMMON    872960109           22062     2349530  N    SOLE              2349530   0     0
US AUTO PARTS NETWORK INC          COMMON    90343C100              45       32701  N    SOLE                32701   0     0
WEBSENSE INC                       COMMON    947684106            9975      666308  N    SOLE               666308   0     0
WILLIAMS SONOMA INC                COMMON    969904101            1900      241689  N    SOLE               241689   0     0


